Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 833,437,500.00
Total Fee Amount	115,097.72
Total Offset Amount	0.00
Net Fee	$ 115,097.72
Offering Table N/A
Offset Table N/A	N/A